QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.1%
	ASSET MANAGEMENT - 0.3%
4,554	Federated Hermes, Inc., B	$236,489

	BEVERAGES - 0.7%
3,578	Coca-Cola Company	237,293
1,689	PepsiCo, Inc.	237,203
		474,496
	CHEMICALS - 0.4%
1,270	WD-40 Company	250,952

	COMMERCIAL SUPPORT SERVICES - 1.0%
1,160	Cintas Corporation	238,102
4,049	Rollins, Inc.	237,838
1,078	Waste Management, Inc.	238,055
		713,995
	CONSUMER SERVICES - 0.3%
2,847	Service Corp International	236,927

	FOOD - 0.3%
2,885	Kellanova	236,628

	HEALTH CARE FACILITIES & SERVICES - 0.4%
767	Cencora, Inc.	239,710

	HOUSEHOLD PRODUCTS - 1.4%
1,927	Clorox Company	237,599
2,937	Colgate-Palmolive Company	234,784
1,933	Kimberly-Clark Corporation	240,348
1,540	Procter & Gamble Company	236,621
		949,352
	INDUSTRIAL SUPPORT SERVICES - 0.3%
249	WW Grainger, Inc.	237,287

	INSURANCE - 1.0%
5,457	AMERISAFE, Inc.	239,235

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	INSURANCE - 1.0% (Continued)
1,183	Marsh & McLennan Companies, Inc.	$238,410
3,114	W R Berkley Corporation	238,595
		716,240
	MACHINERY - 0.4%
2,249	Veralto Corporation	239,766

	MEDICAL EQUIPMENT & DEVICES - 0.3%
3,045	Edwards Lifesciences Corporation(a)	236,810

	RETAIL - DISCRETIONARY - 0.7%
581	Home Depot, Inc.	235,415
1,650	TJX Companies, Inc.	238,492
		473,907
	RETAIL REIT - 0.4%
7,526	Saul Centers, Inc.	239,853

	SELF-STORAGE REIT - 0.3%
821	Public Storage	237,146

	TECHNOLOGY HARDWARE - 0.3%
520	Motorola Solutions, Inc.	237,791

	TECHNOLOGY SERVICES - 1.0%
808	Automatic Data Processing, Inc.	237,148
992	Broadridge Financial Solutions, Inc.	236,265
949	Verisk Analytics, Inc.	238,683
		712,096
	TELECOMMUNICATIONS - 0.3%
5,465	Verizon Communications, Inc.	240,187

	WHOLESALE - CONSUMER STAPLES - 0.3%
2,889	Sysco Corporation	237,880

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.1% (Continued)
	TOTAL COMMON STOCKS (Cost $7,214,177)	$7,147,512

	EXCHANGE-TRADED FUNDS — 84.9%
	ENERGY MLP FUNDS - 3.0%
45,330	Alerian MLP ETF(c)	2,127,337

	FIXED INCOME - 78.9%
197,573	Invesco Emerging Markets Sovereign Debt ETF	4,259,674
114,409	Invesco Fundamental High Yield Corporate Bond ETF	2,125,719
547,692	Invesco Preferred ETF(c)	6,353,227
99,170	iShares 7-10 Year Treasury Bond ETF(c)	9,565,938
26,199	iShares iBoxx $ High Yield Corporate Bond ETF	2,127,097
80,989	iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	9,027,844
99,980	SPDR Bloomberg Convertible Securities ETF(c)	9,048,190
29,009	SPDR Bloomberg High Yield Bond ETF(c)	2,842,592
54,458	Vanguard Intermediate-Term Bond ETF	4,252,625
81,971	Vanguard Long-Term Corporate Bond ETF(c)	6,365,048
		55,967,954
	LARGE CAP FUNDS - 3.0%
24,580	WisdomTree US LargeCap Dividend Fund	2,139,197

	TOTAL EXCHANGE-TRADED FUNDS (Cost $59,332,309)	60,234,488

	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
1,439,022	Fidelity Government Portfolio, Class I, 4.03%(b)	1,439,022
1,439,022	First American Government Obligations Fund, Class Z, 4.00%(b)	1,439,022
	TOTAL MONEY MARKET FUNDS (Cost $2,878,044)	2,878,044

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,878,044)	$2,878,044

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED- 37.3%
26,461,846	Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(b),(d),(e)	$26,461,846
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $26,461,846)

	TOTAL INVESTMENTS - 136.3% (Cost $95,886,376)	$96,721,890
	LIABILITIES IN EXCESS OF OTHER ASSETS - (36.3)%	(25,764,409)
	NET ASSETS - 100.0%	$70,957,481

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
89	Ultra U.S. Treasury Bond Futures	12/22/2025	$10,685,563	$2,786
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $25,799,278 at September 30, 2025.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.5%
	CONSUMER CYCLICAL - 19.6%
118,142	Consumer Discretionary Select Sector SPDR Fund	$28,311,549

	INTERNATIONAL EQUITIES - 23.4%
632,797	iShares MSCI Emerging Markets ETF(b)	33,791,360

	SMALL CAP VALUE - 7.8%
63,296	iShares Russell 2000 Value ETF(b)	11,191,366

	TECHNOLOGY - 30.7%
237,221	Communication Services Select Sector SPDR Fund	28,079,850
57,382	Technology Select Sector SPDR Fund	16,173,690
		44,253,540

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,498,034)	117,547,815

	SHORT-TERM INVESTMENTS — 17.5%
	MONEY MARKET FUNDS – 17.5%
12,599,255	Fidelity Government Portfolio, Class I, 4.03%(a)	12,599,255
12,599,255	First American Government Obligations Fund, Class Z, 4.00%(a)	12,599,255
	TOTAL MONEY MARKET FUNDS (Cost $25,198,510)	25,198,510

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,198,510)	25,198,510

Units
	COLLATERAL FOR SECURITIES LOANED - 25.2%
36,289,900	Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(a),(c),(d),	36,289,900
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $36,289,900)

	TOTAL INVESTMENTS – 124.2% (Cost $174,986,444)	$179,036,225
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.2)%	(34,914,361)
	NET ASSETS - 100.0%	$144,121,864

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF FUTURES CONTRACTS (Unaudited) (Continued)
September 30, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $35,561,484 at September 30, 2025.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at September 30, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Apepreciation/ (Depreciation)
Long Position:
45,860	iShares Russell 1000 Growth ETF	$21,481,283	USD SOFR plus 60 bp	6/24/2026	BRC	$1,209,683
2,280	iShares Russell 1000 Growth ETF	1,067,975	USD SOFR plus 60 bp	10/23/2026	BRC	571
138,950	iShares Russell 2000 Growth ETF	44,469,558	USD SOFR plus 60 bp	10/23/2026	BRC	(632,733)
43,140	Technology Select Sector SPDR Fund	12,159,440	USD SOFR plus 60 bp	9/24/2026	BRC	813,859
37,760	Vanguard Information Technology ETF	28,192,749	USD SOFR plus 60 bp	10/23/2026	BRC	45,611

					Total:	$1,436,991

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.5%
	ALTERNATIVE - 3.8%
8,913	AltShares Merger Arbitrage ETF	$258,388
1,488	Convergence Long/short Equity ETF	38,747
1,263	IndexIQ ETF Trust - IQ Hedge Multi-Strategy	42,475
		339,610
	COMMODITY - 0.1%
457	Amplify Junior Silver Miners ETF	10,552

	EQUITY – 57.0%
3,514	ALPS Clean Energy ETF	112,237
3,019	Amplify Transformational Data Sharing ETF	202,394
1,089	Aptus Collared Investment Opportunity ETF	47,295
2,778	ARK Autonomous Technology & Robotics ETF(a)	309,914
1,118	Bitwise Crypto Industry Innovators ETF	28,028
7,112	Fidelity High Dividend ETF	396,210
816	Fidelity MSCI Consumer Discretionary Index ETF	83,942
22,721	First Trust Global Wind Energy ETF	436,477
143	First Trust Small Cap Growth AlphaDEX Fund	12,972
5,567	Franklin International Low Volatility High Dividend Index ETF	193,453
2,595	Global X Adaptive US Factor ETF	120,694
976	Global X Silver Miners ETF	69,911
500	Invesco Global Listed Private Equity ETF	34,510
497	Invesco Leisure & Entertainment ETF(b)	30,108
2,101	Invesco S&P 500 Equal Weight Technology ETF	93,663
140	Invesco S&P 500 Momentum ETF	16,948
127	Invesco S&P MidCap Momentum ET	17,174
1,385	Invesco WilderHill Clean Energy ETF	39,999
2,166	iShares Global Tech ETF	223,553
3,390	iShares MSCI Global Gold Miners ETF(c)	219,367
3,450	iShares MSCI Global Metals & Mining Producers ETF(c)	153,525
704	iShares North American Natural Resources ETF	34,531
254	iShares Residential and Multisector Real Estate ETF	21,582
1,069	iShares U.S. Technology ETF	209,374
1,170	Proshares Online Retail ETF	71,090
10,920	Roundhill Sports Betting & iGaming ETF	260,675

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.5% (Continued)
	EQUITY – 57.0% (Continued)
399	SPDR Global Dow ETF	$64,540
2,531	SPDR S&P Kensho Clean Power ETF	213,034
3,930	SPDR S&P Retail ETF(c)	338,687
663	Technology Select Sector SPDR Fund(c)	186,873
591	VanEck Digital Transformation ETF(a)	12,854
2,096	VanEck Gold Miners ETF(c)	160,134
1,526	VanEck Junior Gold Miners ETF	151,120
125	Vanguard Consumer Discretionary ETF	49,519
208	Vanguard Information Technology ETF	155,299
2,916	WisdomTree US LargeCap Dividend Fund	253,780
1,188	WisdomTree US LargeCap Fund	81,901
		5,107,367
	FIXED INCOME - 22.6%
6,612	Invesco Variable Rate Preferred ETF	163,316
4,154	iShares 0-5 Year TIPS Bond ETF	429,357
5,411	iShares Convertible Bond ETF(c)	541,371
2,847	iShares Interest Rate Hedged High Yield Bond ETF	247,234
4,736	SPDR Bloomberg Convertible Securities ETF(c)	428,608
10,703	VanEck Emerging Markets High Yield Bond ETF	214,595
		2,024,481

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,176,144)	7,482,010

	PRIVATE INVESTMENT FUND — 3.8%
	PRIVATE INVESTMENT - 3.8%
N/A	Hyperion Fund LLC(e)(f)	342,709

	TOTAL PRIVATE INVESTMENT FUND (Cost $336,000)	342,709

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.8%
	MONEY MARKET FUNDS - 10.8%
484,127	Fidelity Government Portfolio, Class I, 4.03%(b)	484,127
484,127	First American Government Obligations Fund, Class Z, 4.00%(b)	484,127

	TOTAL MONEY MARKET FUNDS (Cost $968,254)	968,254

	TOTAL SHORT-TERM INVESTMENTS (Cost $968,254)	968,254

Units
	COLLATERAL FOR SECURITIES LOANED- 21.5%
1,926,918	Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(b),(d),(e)	1,926,918
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,926,918)

	TOTAL INVESTMENTS - 119.6% (Cost $10,407,316)	$10,719,891
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.6)%	(1,755,498)
	NET ASSETS - 100.0%	$8,964,393

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
2	CME E-Mini NASDAQ 100 Index Futures	12/22/2025	$996,071	$14,072
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
7	Ultra U.S. Treasury Bond Futures	12/22/2025	$840,438	$219
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $1,889,344 at September 30, 2025.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

(f)	Hyperion Fund LLC - (“Hyperion”) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	PRIVATE INVESTMENT FUND — 14.1%
	PRIVATE INVESTMENT - 14.1%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a)(c)			$37,392,188

	TOTAL PRIVATE INVESTMENT FUND (Cost $36,256,848)			37,392,188

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 1.5%
	BANKING - 1.5%
1,000,000	Ally Bank	3.7500	09/27/27	1,002,454
1,000,000	Axos Bank	3.8000	04/02/27	1,001,470
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	999,243
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	999,063
				4,002,230

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			4,002,230

Shares
	SHORT-TERM INVESTMENTS — 69.1%
	MONEY MARKET FUNDS - 69.1%
91,786,081	Fidelity Government Portfolio, Class I, 4.03%(b)			91,786,081
91,786,082	First American Government Obligations Fund, Class Z, 4.00%(b)			91,786,082
	TOTAL MONEY MARKET FUNDS (Cost $183,572,163)			183,572,163

	TOTAL SHORT-TERM INVESTMENTS (Cost $183,572,163)			183,572,163

	TOTAL INVESTMENTS - 84.7% (Cost $223,829,011)			$224,966,581
	OTHER ASSETS IN EXCESS OF LIABILITIES - 15.3%			40,715,696
	NET ASSETS - 100.0%			$265,682,277

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1,066	CME E-Mini NASDAQ 100 Index Futures	12/22/2025	$530,905,310	$3,518,205
	TOTAL FUTURES CONTRACTS

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund - Profit Score Regime - Adaptive Equity Master Fund (570) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading S&P 500 E-Mini Futures. Quantified STF Fund invests into the Feeder and then the Feeder invests in the Master.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(c)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.6%
	EQUITY - 0.6%
400	SPDR S&P 500 ETF Trust	$266,472

	TOTAL EXCHANGE-TRADED FUNDS (Cost $263,861)	266,472

	PRIVATE INVESTMENT FUND — 7.2%
	PRIVATE INVESTMENT - 7.2%
N/A	Hyperion Fund LLC(a)(c)	3,032,828

	TOTAL PRIVATE INVESTMENT FUND (Cost $3,000,000)	3,032,828

	SHORT-TERM INVESTMENTS — 80.0%
	MONEY MARKET FUNDS - 80.0%
16,876,083	Fidelity Government Portfolio, Class I, 4.03%(b)	16,876,083
16,876,084	First American Government Obligations Fund, Class Z, 4.00%(b)	16,876,084
	TOTAL MONEY MARKET FUNDS (Cost $33,752,167)	33,752,167

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,752,167)	33,752,167

	TOTAL INVESTMENTS - 87.8% (Cost $37,016,028)	$37,051,467
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.2%	5,124,748
	NET ASSETS - 100.0%	$42,176,215

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
62	CME E-Mini Standard & Poor’s 500 Index Futures	12/22/2025	$20,890,125	$156,838
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

(a)	Hyperion Fund LLC - (“Hyperion”) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(c)	Investment valued using net asset value per share as practical expedient.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 88.1%
	MONEY MARKET FUNDS - 88.1%
4,025,189	Fidelity Government Portfolio, Class I, 4.03%(a)	$4,025,189
4,025,189	First American Government Obligations Fund, Class Z, 4.00%(a)	4,025,189
	TOTAL MONEY MARKET FUNDS (Cost $8,050,378)	8,050,378

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,050,378)	8,050,378

	TOTAL INVESTMENTS - 88.1% (Cost $8,050,378)	$8,050,378
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.9%	1,090,740
	NET ASSETS - 100.0%	$9,141,118

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Apepreciation/
Shares	Reference Entity	September 30, 2025	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
16,700	iShares iBoxx $ High Yield Corporate Bond ETF	$1,355,873	USD SOFR plus 60 bp	10/21/2026	BRC	$(2,077)
47,400	iShares iBoxx $ High Yield Corporate Bond ETF	3,848,406	USD SOFR plus 60 bp	1023/2026	BRC	(5,372)
48,500	iShares iBoxx $ High Yield Corporate Bond ETF	3,937,715	USD SOFR plus 60 bp	10/28/2026	BRC	4,416
100	iShares iBoxx $ High Yield Corporate Bond ETF	8,119	USD SOFR plus 60 bp	10/30/2026	BRC	(2)
13,900	SPDR Bloomberg High Yield Bond ETF	1,362,061	USD SOFR plus 60 bp	1021/2026	BRC	(2,728)
39,300	SPDR Bloomberg High Yield Bond ETF	3,851,007	USD SOFR plus 60 bp	1023/2026	BRC	(7,413)
40,100	SPDR Bloomberg High Yield Bond ETF	3,929,399	USD SOFR plus 60 bp	10/28/2026	BRC	3,850

					Total:	$(9,326)
BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.3%
	INDEX - 2.8%
500	Invesco QQQ Trust Series 1	$300,185

	U.S. LARGE CAP EQUITIES - 1.5%
250	SPDR S&P 500 ETF Trust	166,545

	TOTAL EXCHANGE-TRADED FUNDS (Cost $465,041)	466,730

	SHORT-TERM INVESTMENTS — 87.0%
	CERTIFICATE PARTICIPATION – 87.0%
4,069,305	Fidelity Government Portfolio Class I, Class I, 4.03%(a)	4,069,305
1,254,809	First American Government Obligations Fund, Class X, 4.04%(a),(b)	1,254,809
4,069,305	First American Government Obligations Fund Class Z, Class Z, 4.00%(a)	4,069,305
	TOTAL CERTIFICATE PARTICIPATION (Cost $9,393,419)	9,393,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,393,419)	9,393,419

	TOTAL INVESTMENTS - 91.3% (Cost $9,858,460)	$9,860,149
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.7%	944,605
	NET ASSETS - 100.0%	$10,804,754

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
2	CME E-Mini NASDAQ 100 Index Futures	12/22/2025	$996,070	$2,520
6	CME E-Mini Standard & Poor’s 500 Index Futures	12/22/2025	2,021,625	14,400
	TOTAL FUTURES CONTRACTS			$16,920

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

TOTAL RETURN SWAPS
						Unrealized
		Notional Amount at		Termination		Appreciation/
Number of Shares	Reference Entity	September 30, 2025	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
1,049,300	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$14,092,099	USD SOFR plus 60 bp	10/30/2026	BRC	$(80,990)
28,400	Vanguard FTSE Europe ETF	2,266,320	USD SOFR plus 60 bp	9/11/2026	BRC	188,094
7,700	Vanguard FTSE Europe ETF	614,460	USD SOFR plus 60 bp	9/18/2026	BRC	5,991
500	Vanguard FTSE Europe ETF	39,900	USD SOFR plus 60 bp	9/24/2026	BRC	(278)
1,800	Vanguard FTSE Europe ETF	143,640	USD SOFR plus 60 bp	9/25/2026	BRC	1,776
4,100	Vanguard FTSE Europe ETF	327,180	USD SOFR plus 60 bp	10/2/2026	BRC	9,739
200	Vanguard FTSE Europe ETF	15,960	USD SOFR plus 60 bp	10/7/2026	BRC	232
2,300	Vanguard FTSE Europe ETF	183,540	USD SOFR plus 60 bp	10/12/2026	BRC	929
100	Vanguard FTSE Europe ETF	7,980	USD SOFR plus 60 bp	10/14/2026	BRC	44
6,000	Vanguard FTSE Europe ETF	478,800	USD SOFR plus 60 bp	10/22/2026	BRC	1,118
500	Vanguard FTSE Europe ETF	39,900	USD SOFR plus 60 bp	10/28/2026	BRC	437

					Total:	$127,092

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 74.4%
	ASSET MANAGEMENT - 0.8%
40,306	Invesco Ltd.	$924,620

	AUTOMOTIVE - 5.1%
44,760	Adient plc(a)	1,077,821
299,194	American Axle & Manufacturing Holdings, Inc.(a),(c)	1,798,156
38,740	Aptiv Holdings Ltd.(a)	3,340,163
		6,216,140
	BANKING - 0.8%
18,602	Synovus Financial Corporation	912,986

	BIOTECH & PHARMA - 3.1%
53,538	Exelixis, Inc.(a)	2,211,119
20,358	Halozyme Therapeutics, Inc.(a)	1,493,056
		3,704,175
	CHEMICALS – 5.9%
15,068	Linde PLC	7,157,300

	CONTAINERS & PACKAGING – 2.0%
25,542	International Paper Company	1,185,149
90,708	O-I Glass, Inc.(a)	1,176,483
		2,361,632
	ELECTRIC UTILITIES - 11.2%
65,901	AES Corporation	867,257
61,119	Ameren Corporation	6,379,602
66,764	Southern Company	6,327,224
		13,574,083
	FOOD - 4.8%
96,886	Phibro Animal Health Corporation, Class A	3,920,007
45,054	Pilgrim’s Pride Corporation	1,834,599
		5,754,606
	GAS & WATER UTILITIES - 5.3%
133,438	New Jersey Resources Corporation	6,425,040

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 74.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.7%
15,764	Centene Corporation(a)	$562,460
4,724	Humana, Inc.	1,229,043
114,898	Owens & Minor, Inc.(a)	551,510
50,350	Progyny, Inc.(a)	1,083,532
5,304	Tenet Healthcare Corporation(a)	1,076,924
		4,503,469
	HEALTH CARE REIT - 1.5%
27,431	CareTrust REIT, Inc.	951,307
5,135	Welltower, Inc.	914,749
		1,866,056
	HOME CONSTRUCTION - 0.9%
14,968	Griffon Corporation	1,139,813

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
32,295	Intercontinental Exchange, Inc.	5,441,062

	INSURANCE - 2.3%
78,324	Radian Group, Inc.	2,836,895

	MACHINERY - 0.8%
19,300	Flowserve Corporation	1,025,602

	METALS & MINING - 3.5%
50,916	Newmont Corporation	4,292,728

	OFFICE REIT - 1.0%
25,544	JBG SMITH Properties	568,354
14,715	Kilroy Realty Corporation(c)	621,709
		1,190,063
	OIL & GAS PRODUCERS - 6.1%
28,295	California Resources Corporation	1,504,728
45,378	CNX Resources Corporation(a),(c)	1,457,541
17,769	EQT Corporation	967,167
51,183	Range Resources Corporation	1,926,528

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 74.4% (Continued)
	OIL & GAS PRODUCERS - 6.1% (Continued)
9,376	Targa Resources Corporation	$1,570,855
		7,426,819
	SPECIALTY FINANCE - 4.8%
46,054	Essent Group Ltd.	2,927,192
100,425	MGIC Investment Corporation	2,849,057
		5,776,249
	TECHNOLOGY HARDWARE - 2.3%
30,637	Benchmark Electronics, Inc.	1,181,056
13,792	Western Digital Corporation	1,655,868
		2,836,924
	TECHNOLOGY SERVICES - 0.5%
7,377	CoStar Group, Inc.(a)	622,397

	TIMBER REIT - 3.5%
103,860	PotlatchDeltic Corporation	4,232,295

	TOTAL COMMON STOCKS (Cost $87,403,507)	90,220,954

	SHORT-TERM INVESTMENTS — 25.6%
	MONEY MARKET FUNDS - 25.6%
15,530,961	Fidelity Government Portfolio, Class I, 4.03%(b)	15,530,961
15,530,960	First American Government Obligations Fund, Class Z, 4.00%(b)	15,530,960
	TOTAL MONEY MARKET FUNDS (Cost $31,061,921)	31,061,921

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,061,921)	31,061,921

Units
	COLLATERAL FOR SECURITIES LOANED- 1.7%
2,068,717	Mount Vernon Liquid Assets Portfolio, LLC, , 4.27%(b),(d),(e)	2,068,717
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,068,717)

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Fair Value
TOTAL INVESTMENTS - 101.7% (Cost $120,534,145)	$123,351,592
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(2,024,804)
NET ASSETS - 100.0%	$121,326,788

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $2,001,422 at September 30, 2025.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 81.9%
	CONSUMER CYCLICAL - 20.0%
86,105	Consumer Discretionary Select Sector SPDR Fund(b)	$20,634,202

	TECHNOLOGY - 61.9%
177,608	Communication Services Select Sector SPDR Fund(b)	21,023,459
77,134	Technology Select Sector SPDR Fund	21,740,989
28,486	Vanguard Information Technology ETF	21,268,502
		64,032,950

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,540,290)	84,667,152

	SHORT-TERM INVESTMENTS — 11.6%
	MONEY MARKET FUNDS – 11.6%
5,997,600	Fidelity Government Portfolio, Class I, 4.03%(a)	5,997,600
5,997,600	First American Government Obligations Fund, Class Z, 4.00%(a)	5,997,600
	TOTAL MONEY MARKET FUNDS (Cost $11,995,200)	11,995,200

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,995,200)	11,995,200

Units
	COLLATERAL FOR SECURITIES LOANED- 22.8%
23,516,942	Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(a).(c),(d)	23,516,942
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,516,942)

	TOTAL INVESTMENTS – 116.3% (Cost $112,052,432)	$120,179,294
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.3)%	(16,829,673)
	NET ASSETS - 100.0%	$103,349,621

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $22,984,640 at September 30, 2025.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

TOTAL RETURN SWAPS

Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	September 30, 2025	Interest Rate Payable (1)	Date	Counterparty	Appreciation
Long Position:
3,060	Communication Services Select Sector SPDR Fund	$362,212	USD SOFR plus 60 bp	5/29/2026	BRC	$68,383
72,980	Communication Services Select Sector SPDR Fund	8,638,643	USD SOFR plus 60 bp	6/5/2026	BRC	1,413,799
8,080	Communication Services Select Sector SPDR Fund	956,430	USD SOFR plus 60 bp	7/2/2026	BRC	119,849
4,240	Communication Services Select Sector SPDR Fund	501,889	USD SOFR plus 60 bp	7/23/2026	BRC	57,898
32,840	Communication Services Select Sector SPDR Fund	3,887,271	USD SOFR plus 60 bp	8/6/2026	BRC	307,723
11,520	Communication Services Select Sector SPDR Fund	1,363,622	USD SOFR plus 60 bp	9/4/2026	BRC	124,648
30,390	Communication Services Select Sector SPDR Fund	3,597,264	USD SOFR plus 60 bp	10/2/2026	BRC	187,114
1,470	Consumer Discretionary Select Sector SPDR Fund	352,271	USD SOFR plus 60 bp	5/29/2026	BRC	55,871
35,760	Consumer Discretionary Select Sector SPDR Fund	8,569,526	USD SOFR plus 60 bp	6/5/2026	BRC	1,327,401
3,910	Consumer Discretionary Select Sector SPDR Fund	936,992	USD SOFR plus 60 bp	7/2/2026	BRC	107,575
17,950	Consumer Discretionary Select Sector SPDR Fund	4,301,538	USD SOFR plus 60 bp	8/6/2026	BRC	283,714
4,800	Consumer Discretionary Select Sector SPDR Fund	1,150,272	USD SOFR plus 60 bp	9/4/2026	BRC	76,805
15,230	Consumer Discretionary Select Sector SPDR Fund	3,649,717	USD SOFR plus 60 bp	10/2/2026	BRC	108,113
33,770	Technology Select Sector SPDR Fund	9,518,412	USD SOFR plus 60 bp	6/22/2026	BRC	1,661,876
2,710	Technology Select Sector SPDR Fund	763,841	USD SOFR plus 60 bp	7/2/2026	BRC	115,164
14,460	Technology Select Sector SPDR Fund	4,075,696	USD SOFR plus 60 bp	8/6/2026	BRC	320,304
3,220	Technology Select Sector SPDR Fund	907,589	USD SOFR plus 60 bp	9/4/2026	BRC	57,530
16,710	Technology Select Sector SPDR Fund	4,709,881	USD SOFR plus 60 bp	10/2/2026	BRC	344,926
26,160	Vanguard Information Technology ETF	19,531,841	USD SOFR plus 60 bp	10/23/2026	BRC	31,772

					Total:	$6,770,465

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.1%
	INTERNATIONAL EQUITIES - 18.6%
41,664	Vanguard International Dividend Appreciation ETF	$3,731,844

	LARGE CAP FUNDS - 23.5%
21,773	Vanguard Dividend Appreciation ETF	4,698,396

	TECHNOLOGY - 14.3%
4,765	Invesco QQQ Trust Series 1	2,860,763

	U.S. LARGE CAP EQUITIES - 36.7%
19,551	Invesco S&P 500 Equal Weight ETF	3,708,825
49,529	Invesco S&P 500 Low Volatility ETF	3,639,391
		7,348,216

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,314,922)	18,639,219

	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
282,828	Fidelity Government Portfolio, Class I, 4.03%(a)	282,828
282,828	First American Government Obligations Fund, Class Z, 4.00%(a)	282,828
	TOTAL MONEY MARKET FUNDS (Cost $565,656)	565,656

	TOTAL SHORT-TERM INVESTMENTS (Cost $565,656)	565,656

	TOTAL INVESTMENTS - 95.9% (Cost $17,880,578)	$19,204,875
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.1%	829,377
	NET ASSETS - 100.0%	$20,034,252

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2025

TOTAL RETURN SWAPS
		Notional Amount at				Unrealized
Number of		September 30,		Termination		Appreciation/
Shares	Reference Entity	2025	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
180	Invesco QQQ Trust Series 1	$108,067	USD SOFR plus 60 bp	5/28/2026	BRC	$21,541
110	Invesco QQQ Trust Series 1	66,041	USD SOFR plus 60 bp	6/11/2026	BRC	11,479
70	Invesco QQQ Trust Series 1	42,026	USD SOFR plus 60 bp	6/22/2026	BRC	5,501
290	Invesco QQQ Trust Series 1	174,107	USD SOFR plus 60 bp	7/2/2026	BRC	19,715
80	Invesco QQQ Trust Series 1	48,030	USD SOFR plus 60 bp	7/10/2026	BRC	4,825
13,080	Invesco S&P 500 Equal Weight ETF	2,481,276	USD SOFR plus 60 bp	5/28/2026	BRC	264,778
6,450	Invesco S&P 500 Equal Weight ETF	1,223,565	USD SOFR plus 60 bp	6/11/2026	BRC	98,049
4,440	Invesco S&P 500 Equal Weight ETF	842,268	USD SOFR plus 60 bp	6/22/2026	BRC	58,059
19,020	Invesco S&P 500 Equal Weight ETF	3,608,094	USD SOFR plus 60 bp	7/2/2026	BRC	210,766
5,150	Invesco S&P 500 Equal Weight ETF	976,955	USD SOFR plus 60 bp	7/10/2026	BRC	47,344
2,430	Invesco S&P 500 Low Volatility ETF	178,556	USD SOFR plus 60 bp	5/28/2026	BRC	2,352
1,030	Invesco S&P 500 Low Volatility ETF	75,684	USD SOFR plus 60 bp	6/11/2026	BRC	39
360	Invesco S&P 500 Low Volatility ETF	26,453	USD SOFR plus 60 bp	6/22/2026	BRC	107
2,960	Invesco S&P 500 Low Volatility ETF	217,501	USD SOFR plus 60 bp	7/2/2026	BRC	405
850	Invesco S&P 500 Low Volatility ETF	62,458	USD SOFR plus 60 bp	7/10/2026	BRC	(113)
940	Vanguard Dividend Appreciation Index Fund ETF	202,843	USD SOFR plus 60 bp	5/28/2026	BRC	25,673
470	Vanguard Dividend Appreciation Index Fund ETF	101,421	USD SOFR plus 60 bp	6/11/2026	BRC	9,589
300	Vanguard Dividend Appreciation Index Fund ETF	64,737	USD SOFR plus 60 bp	6/22/2026	BRC	5,473
1,290	Vanguard Dividend Appreciation Index Fund ETF	278,369	USD SOFR plus 60 bp	7/2/2026	BRC	18,078
340	Vanguard Dividend Appreciation Index Fund ETF	73,368	USD SOFR plus 60 bp	7/10/2026	BRC	3,786
2,200	Vanguard International Dividend Appreciation Index Fund ETF	197,054	USD SOFR plus 60 bp	5/28/2026	BRC	7,489
840	Vanguard International Dividend Appreciation Index Fund ETF	75,239	USD SOFR plus 60 bp	6/11/2026	BRC	1,919
440	Vanguard International Dividend Appreciation Index Fund ETF	39,411	USD SOFR plus 60 bp	6/22/2026	BRC	238
2,300	Vanguard International Dividend Appreciation Index Fund ETF	206,011	USD SOFR plus 60 bp	7/2/2026	BRC	(2,448)
630	Vanguard International Dividend Appreciation Index Fund ETF	56,429	USD SOFR plus 60 bp	7/10/2026	BRC	(1,301)

					Total:	$813,343

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.1%
	FIXED INCOME - 0.1%
800	iShares 20+ Year Treasury Bond ETF	$71,496

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,285)	71,496

	SHORT-TERM INVESTMENTS — 97.5%
	MONEY MARKET FUNDS - 97.5%
29,080,774	Fidelity Government Portfolio, Class I, 4.03%(a)	29,080,774
29,080,774	First American Government Obligations Fund, Class Z, 4.00%(a)	29,080,774
	TOTAL MONEY MARKET FUNDS (Cost $58,161,548)	58,161,548

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,161,548)	58,161,548

	TOTAL INVESTMENTS - 97.6% (Cost $58,232,833)	$58,233,044
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%	1,418,258
	NET ASSETS - 100.0%	$59,651,302

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
159	Ultra U.S. Treasury Bond Futures	12/22/2025	$19,089,938	$9,938
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.5%
	ASSET MANAGEMENT - 0.8%
1,397	Futu Holdings Ltd. - ADR	$242,952

	BANKING - 17.8%
25,407	Banco Bilbao Vizcaya Argentaria S.A. - ADR	489,085
75,745	Banco Bradesco S.A. - ADR	256,018
2,904	Banco Macro S.A. - ADR	122,810
19,231	HSBC Holdings plc - ADR	1,365,016
4,677	KB Financial Group, Inc. - ADR	387,770
306,562	Lloyds Banking Group plc - ADR	1,391,792
21,524	Mitsubishi UFJ Financial Group, Inc. - ADR	343,093
35,575	NatWest Group plc - ADR	503,386
10,441	Shinhan Financial Group Company Ltd. - ADR	525,913
		5,384,883
	BEVERAGES - 5.6%
764,599	Ambev S.A. - ADR	1,705,056

	BIOTECH & PHARMA - 2.6%
521	Argenx S.E. - ADR(a)	384,268
4,223	AstraZeneca plc - ADR	323,989
1,440	Novo Nordisk A/S - ADR	79,906
		788,163
	CONSTRUCTION MATERIALS - 0.5%
18,606	Loma Negra Cia Industrial Argentina S.A. - ADR(a)	137,126

	E-COMMERCE DISCRETIONARY - 0.4%
940	PDD Holdings, Inc. - ADR(a)	124,240

	ELECTRIC UTILITIES - 0.3%
6,322	Korea Electric Power Corporation - ADR	82,502

	ENTERTAINMENT CONTENT - 1.9%
7,486	Bilibili, Inc. - ADR(a)	210,281
1,993	Sea Ltd. - ADR(a)	356,209
		566,490

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	INSURANCE - 3.1%
33,025	Prudential plc - ADR	$924,371

	LEISURE FACILITIES & SERVICES - 0.8%
3,260	Atour Lifestyle Holdings Ltd. - ADR	122,543
4,169	Carnival plc - ADR(a)	110,228
		232,771
	METALS & MINING - 3.0%
10,753	Gold Fields Ltd. - ADR	451,196
24,491	Harmony Gold Mining Company Ltd. - ADR	444,511
		895,707
	OIL & GAS PRODUCERS - 19.5%
52,188	Eni SpA - ADR	1,823,971
45,515	Equinor ASA - ADR	1,109,656
196,191	Petroleo Brasileiro S.A. - ADR	2,483,778
6,708	Shell PLC - ADR	479,823
		5,897,228
	SEMICONDUCTORS - 6.4%
6,872	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,919,281

	SOFTWARE - 6.6%
2,523	Nice Ltd. - ADR(a)	365,280
5,197	SAP S.E. - ADR	1,388,690
33,074	Yalla Group Ltd. - ADR(a)	248,386
		2,002,356
	STEEL - 3.8%
32,789	Ternium S.A. - ADR	1,138,762

	TELECOMMUNICATIONS - 6.9%
18,638	America Movil S.A.B. de C.V. - ADR	391,398
333,675	Telefonica S.A. - ADR	1,695,069
		2,086,467
	TRANSPORTATION & LOGISTICS - 0.5%
1,561	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte - ADR	162,141

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	TRANSPORTATION & LOGISTICS - 0.5% (Continued)

	TOTAL COMMON STOCKS (Cost $23,271,088)	$24,290,496

	SHORT-TERM INVESTMENTS — 19.2%
	MONEY MARKET FUNDS - 19.2%
2,897,240	Fidelity Government Portfolio, Class I, 4.03%(b)	2,897,240
2,897,239	First American Government Obligations Fund, Class Z, 4.00%(b)	2,897,239
	TOTAL MONEY MARKET FUNDS (Cost $5,794,479)	5,794,479

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,794,479)	5,794,479

	TOTAL INVESTMENTS - 99.7% (Cost $29,065,567)	$30,084,975
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	91,799
	NET ASSETS - 100.0%	$30,176,774

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 50.9%
	PRIVATE INVESTMENTS - 50.9%
7,713	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund(a),(c)(d)	$4,379,851
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a)(d)	11,683,314
		16,063,165

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $19,331,786)	16,063,165

	SHORT-TERM INVESTMENTS — 49.0%
	MONEY MARKET FUNDS - 49.0%
15,184,737	Fidelity Government Portfolio, Class I, 4.03%(b)	15,184,737
259,511	First American Government Obligations Fund, Class X, 4.04%(b),(c)	259,511
	TOTAL MONEY MARKET FUNDS (Cost $15,444,248)	15,444,248

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,444,248)	15,444,248

	TOTAL INVESTMENTS - 99.9% (Cost $34,776,034)	$31,507,413
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	42,842
	NET ASSETS - 100.0%	$31,550,255

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC – Evolution Strategy Financials Feeder Fund (587) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Financials Master Fund (587) LLC (the “Onshore Master Fund”). Galaxy Plus Fund LLC – Evolution Strategy Commodities Offshore Feeder Fund (586) Segregated Portfolio (the “Offshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Commodities Master Fund (586) LLC (the “Offshore Master Fund). The strategy’s objective is to generate absolute returns through speculative trading of futures interest on U.S. and non-U.S. exchanges, options on futures contracts, forward contracts in metals traded on the London Metal Exchange, and may trade currency forward contracts the interbank market. Quantified Eckhardt Managed Futures Fund invests into each Feeder and then each Feeder invests in the Master.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2025.

(c)	All or a portion of this investment is a holding of the QEMFS Fund Limited.

(d)	Investment is valued using net asset value per share as a practical expedient.